Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Other Financial Assets

	As at December 31,
	2017	2016
Current:
Marketable securities	2,444	1,419
Copper put option contracts (Note 7)	330	155

	2,774	1,574

Long-term:
Investment in subscription receipts	2,400	10,333
Reclamation deposits (Note 20)	30,637	30,535
Restricted cash (Note 20)	7,500	7,500

	40,537	48,368